Convertible Instruments - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended		12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2015	Feb. 28, 2014	May 31, 2014	May 31, 2013	Feb. 06, 2015	Sep. 26, 2014	May 31, 2010	Apr. 30, 2010
Class of Stock [Line Items]
Convertible note conversion price per share	$ 0.75		$ 0.75		$ 0.75
Common stock shares authorized for issuance	100,000,000		100,000,000		100,000,000	100,000,000				100,000,000
Constructive dividend to Preferred stock holders			$ 6,000,000		$ 6,000,000
Liquidation preference on common shares	$ 5.00		$ 5.00		$ 5.00
Dividends are payable to preferred stock holders			$ 0.25		$ 0.25
Face amount of notes	0		0		1,200,000	6,588,250
Convertible note, face amount	4,271,250		4,271,250		7,221,250	6,588,250
Convertible note maturity start date			Oct. 01, 2015		Oct. 01, 2015
Convertible note maturity end date			Dec. 31, 2015		Mar. 06, 2016
Exercise price of warrants, per share	$ 0.50		$ 0.50
Principal amount of notes			1,175,000	2,459,000	2,450,000	567,000
Cash payment				250,000	500,000
Proceeds from exercise of warrants			1,066,436	50,000	50,000	201,000
Interest expense associated with conversion inducement	202,295		555,628	193,160	193,160
Amortization expense	254,000	402,000	1,299,000	3,450,000	3,807,000	1,704,000
Term of Warrants			5 years
Convertible note, principal amount					4,271,250
Convertible Debt
Class of Stock [Line Items]
Convertible note, face amount	3,096,250		3,096,250
Proceeds from exercise of warrants			1,066,000
Investor
Class of Stock [Line Items]
Interest on convertible notes payment start date			Apr. 01, 2013		Apr. 01, 2013
Warrants to purchase common shares, shares	9,451,056		9,451,056		9,451,056
Exercise price of warrants, per share					$ 0.50
Warrants issued to investors					923,072
Alpha Venture Capital Partners, L.P.
Class of Stock [Line Items]
Preferred Stock, Share issuance price	$ 0.9444		$ 0.9444				$ 0.9444	$ 0.9444
Convertible note conversion price per share	$ 1.00		$ 1.00				$ 1.00	$ 1.00
Face amount of notes	3,500,000		3,500,000				1,500,000	2,000,000
Interest rate on convertible notes							1.20%	5.00%
Warrants to purchase common shares, shares	325,000		325,000
Exercise price of warrants, per share	$ 0.50		$ 0.50				$ 0.50	$ 0.50
Convertible note maturity date			Sep. 26, 2016				May 05, 2015	Sep. 26, 2016
Additional convertible promissory notes that may be issued	6,000,000		6,000,000				6,000,000	6,000,000
Percentage reduction to conversion price			10.00%				10.00%	10.00%
Convertible note, conversion price description			The embedded derivative features consist of the conversion price being subject to (i) adjustment for stock splits and similar corporate events and (ii) reduction to a conversion price per share that is 10% below the lowest sale price that is below $.9444 per share for common stock sold in future securities offerings, subject to certain exempt transactions.
Minimum
Class of Stock [Line Items]
Preferred Stock, Share issuance price					$ 0.40	$ 0.56
Interest rate on convertible notes	5.00%		5.00%		5.00%
Exercise price of warrants, per share	$ 0.75		$ 0.75
Minimum | Investor
Class of Stock [Line Items]
Common stock warrant term			2 years		2 years
Exercise price of warrants, per share	$ 0.50		$ 0.50		$ 0.50
Maximum
Class of Stock [Line Items]
Preferred Stock, Share issuance price					$ 0.67	$ 0.89
Interest rate on convertible notes	10.00%		10.00%		10.00%
Exercise price of warrants, per share	$ 2.00		$ 2.00
Maximum | Investor
Class of Stock [Line Items]
Common stock warrant term			3 years		3 years
Exercise price of warrants, per share	$ 2.00		$ 2.00		$ 2.00
Detachable common stock warrants with a two-year term | Alpha Venture Capital Partners, L.P.
Class of Stock [Line Items]
Warrants to purchase common shares, shares								250,000
Warrants, expiration date			Dec. 31, 2019
Detachable common stock warrants, with terms of two or three years | Alpha Venture Capital Partners, L.P.
Class of Stock [Line Items]
Warrants to purchase common shares, shares							75,000
Warrants, expiration date			Feb. 28, 2020
Common Stock
Class of Stock [Line Items]
Number of common shares issued upon conversion of preferred stock									10
Convertible note conversion price per share									$ 0.50
Convertible Note One
Class of Stock [Line Items]
Convertible note conversion price per share					$ 0.65
Warrants to purchase common shares, shares	525,641		525,641
Exercise price of warrants, per share	$ 0.55		$ 0.55
Number of notes converted			3
Principal amount of notes			1,175,000		1,330,000
Accrued but unpaid interest			4,702
Common stock issued upon conversion of notes			1,567,639		2,046,148
Cash payment			3,973
Common stock issued upon exercise of Warrants			1,413,333
Proceeds from exercise of warrants	289,103		777,333
Interest expense associated with conversion inducement	202,300		353,000
Convertible Note One | Related Party
Class of Stock [Line Items]
Principal amount of notes			1,000,000
Convertible Note One | Minimum
Class of Stock [Line Items]
Exercise price of warrants, per share	$ 1.50		$ 1.50
Convertible Note One | Maximum
Class of Stock [Line Items]
Exercise price of warrants, per share	$ 2.00		$ 2.00
Convertible Note Two
Class of Stock [Line Items]
Exercise price of warrants, per share					$ 0.75
Number of notes converted					1
Principal amount of notes					250,000
Interest expense associated with conversion inducement					193,000
Convertible notes term					6 months
Warrants to purchase shares of common stock					292,307
Exercisable warrants, expire period					5 years
AVCP convertible note payable
Class of Stock [Line Items]
Cash payment					250,000
Convertible Note Four
Class of Stock [Line Items]
Convertible note conversion price per share					$ 0.75
Principal amount of notes					1,120,000
Common stock issued upon conversion of notes					1,493,333
Convertible notes term					3 years
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares issued	95,100		95,100		95,100	95,100			400,000
Preferred Stock, Share issuance price									$ 5.00
Cash proceeds									$ 2,009,000
Preferred stock shares outstanding	95,100		95,100		95,100	95,100